Disclosure of credit risk (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Cash and restricted cash	$ 20,966	$ 24,452
Trade and other receivables	1,241	1,962
Current and non-current taxes receivable	40,789	41,838
Maximum exposure to credit risk	$ 62,996	$ 68,252